BRINKER CAPITAL DESTINATIONS TRUST
SUPPLEMENT DATED MARCH 8, 2019,
TO THE PROSPECTUS DATED JULY 1, 2018, AS AMENDED ON DECEMBER 10, 2018
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Change in Portfolio Management for the Destinations Multi Strategy Alternatives Fund
LMCG Investments, LLC (“LMCG”) has been appointed to serve as a sub-adviser to the Destinations Multi Strategy Alternatives Fund (“Fund”).
Accordingly, in the “Fund Summaries” section for the Fund, under the heading titled “Investment Adviser,” in the chart titled “Sub-advisers and Portfolio Managers” on page 58 of the Prospectus, the following text is hereby added in the appropriate alphabetical order thereof:
Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
LMCG Investments, LLC
David Weeks, Chief Investment Officer of Relative Value Credit team	2019
Ajit Kumar, CFA, Portfolio Manager	2019
Edwin Tsui, CFA, Portfolio Manager	2019
Andreas Eckner, PhD, Portfolio Manager	2019
Guillaume Horel, PhD, Portfolio Manager	2019
In addition, in the “Fund Management” section, under the heading titled “Destinations Multi Strategy Alternatives Fund,” on pages 150 and 151 of the Prospectus, the following text is hereby added in the appropriate alphabetical order thereof:
LMCG Investments, LLC: LMCG Investments, LLC (“LMCG”), located at 200 Clarendon Street, 28th Floor, Boston, MA 02116, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternatives Fund. LMCG is a board-managed limited liability company owned directly by its employees and indirectly by Royal Bank of Canada. David Weeks, Ajit Kumar, CFA, Edwin Tsui, CFA, Andreas Eckner, Ph.D., and Guillaume Horel, Ph.D. manage the portion of the Destinations Multi Strategy Alternatives Fund’s assets allocated to LMCG. Each member of this Relative Value Credit team joined LMCG in 2015 when LMCG’s acquired certain assets of Serenitas Capital LP (“Serenitas”), a firm this team co-founded in 2012. Mr. Weeks is a Managing Director of LMCG and Chief Investment Officer of the team. Prior to joining LMCG, Mr. Weeks was Chief Investment Officer of Serenitas. Mr. Weeks previously worked at Merrill Lynch where he served as a Managing Director responsible for the proprietary trading of Non-Agency Residential Mortgage Backed Securities from 2006 to 2011, and, prior to that, he spent seven years managing the collateralized loan obligations (“CLOs”) Trading Desk. Previously, Mr. Weeks worked at Moody’s Investors Service. Mr. Weeks received a B.S. in Finance from Lehigh University. Mr. Kumar is the Portfolio Manager for investment-grade credit correlation products. Prior to joining LMCG, Mr. Kumar was a Portfolio Manager at Serenitas. Mr. Kumar previously worked at Merrill Lynch where he served as a Director responsible for the proprietary trading of credit correlation products from 2005 to 2011, and, prior to that, he traded arbitrage relationships and relative value opportunities. Previously, Mr. Kumar worked at Morgan Stanley. Mr. Kumar received his Bachelors of Engineering in Computer Science from C.R. State College of Engineering, his MBA from McGill University, and his M.S. in Financial Mathematics from Stanford University. Mr. Kumar holds the Chartered Financial Analyst designation from the CFA Institute and is a member of New York Society of Security Analysts. Mr. Tsui is a Co-Portfolio Manager for CLOs and high-yield credit correlation products. Prior to joining LMCG, Mr. Tsui was a Portfolio Manager at Serenitas. Mr. Tsui previously worked at Merrill Lynch serving as a Director first in charge of the proprietary trading of subprime bonds and subsequently the portfolio manager for the proprietary trading of CLOs and tranches of the HYCDX and LCDX credit indices. Mr. Tsui started his career at Merrill Lynch in 2004 as a structurer in the asset based principal investments group. Mr. Tsui received his M.S. in Mathematics in Finance from the Courant Institute of New York University and his undergraduate Masters of Physics degree from the University of Oxford. Mr. Tsui holds the Chartered Financial Analyst designation from the CFA Institute and is a member of New York Society of Security Analysts. Mr. Eckner is the Portfolio Manager for residential mortgage backed securities (“RMBS”). Prior to joining LMCG, Mr. Eckner was a Portfolio Manager at Serenitas. Mr. Eckner previously worked at Merrill Lynch serving as Vice President in proprietary trading where he traded RMBS from 2007 to 2011. Prior to joining the financial industry, Mr. Eckner was at Stanford University where he completed a Ph.D. in Statistics and served on the admissions committee for the M.S. program in Financial Mathematics. Mr. Horel is a Co-Portfolio Manager for CLOs and high-yield credit correlation products. Prior to joining LMCG, Mr. Horel was a Portfolio Manager at Serenitas. Mr. Horel previously worked at Merrill Lynch serving as a Vice President in proprietary trading where he traded CLOs from 2007 to 2011. Prior to joining Merrill Lynch, he worked for the structured credit analytics group at Goldman Sachs. Mr. Horel graduated with a degree in Engineering from Ecole Centrale and a degree in Economics from Panthéon-Sorbonne University in Paris. He holds a M.S. in Financial Mathematics and a Ph.D. in Statistics, both from Stanford University.
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BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED March 8, 2019,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 1, 2018, AS AMENDED ON DECEMBER 10, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Change in Portfolio Management for the Destinations Multi Strategy Alternatives Fund

LMCG Investments, LLC (“LMCG”) has been appointed to serve as a sub-adviser to the Destinations Multi Strategy Alternatives Fund (“Fund”).

Accordingly, in the section titled “Portfolio Manager Disclosure,” under the heading titled “Portfolio Managers,” the following text hereby replaces the text under the sub-heading titled, “LMCG Investments, LLC”:

LMCG Investments, LLC

LMCG Investments, LLC (“LMCG”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Small-Mid Cap and Destinations Multi Strategy Alternatives Funds. LMCG is a Delaware limited liability company and an SEC-registered investment adviser.

LMCG is a board-managed limited liability company owned directly by its employees and indirectly by Royal Bank of Canada (“RBC”), a publicly held Canadian bank. RBC indirectly owns more than 25% of LMCG. LMCG operates independently of RBC and does not conduct joint operations or provide investment advice that is formulated, in whole or in part, with RBC or any of its other affiliates. As of December 31, 2018, LMCG had approximately $6.6 billion in assets under management.

Compensation. Brinker Capital pays LMCG a fee based on the assets under management of the Destinations Small-Mid Cap Equity and Destinations Multi Strategy Alternatives Funds as set forth in an investment sub-advisory agreement between LMCG and Brinker Capital. LCMG pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Small-Mid Cap Equity and Destinations Multi Strategy Alternatives Funds.

Portfolio managers and other investment team members at LMCG are compensated through a combination of base salary and incentive bonus. LMCG’s incentive bonus plan for these investment personnel is a revenue-share model based on strategy performance relative to a peer group universe of retail and institutional managers. The incentive formula is based on the strategy’s performance rankings within the universe for a blended time period which includes one year, three years, five years and since-inception performance. Incentive bonuses are not calculated on specific client or specific fund assets.

Ownership of Fund Shares. As of December 31, 2018, LMCG’s portfolio managers did not beneficially own any shares of the Destinations Small-Mid Cap Equity and Destinations Multi Strategy Alternatives Funds.

Other Accounts. As of December 31, 2018, in addition to the Destinations Small-Mid Cap Equity and Destinations Multi Strategy Alternatives Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Weeks	0	$0	1*	$176.5	0	$0
Ajit Kumar, CFA	0	$0	1*	$176.5	0	$0
Edwin Tsui, CFA	0	$0	1*	$176.5	0	$0
Andreas Eckner, PhD	0	$0	1*	$176.5	0	$0
Guillaume Horel, PhD	0	$0	1*	$176.5	0	$0
R. Todd Vingers, CFA	5	$1,168.7	17	$278.9	72	$1,072.3

*        These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. LMCG’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Destinations Small-Mid Cap Equity and/or Destinations Multi Strategy Alternatives Funds and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. LMCG has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by LMCG personnel for their own accounts potentially could conflict with the interest of clients. LMCG has policies and procedures in place to detect, monitor, and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

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